Debt, Lease Liabilities and Other Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt, Lease Liabilities and Other Notes Payable
Schedule of outstanding Debt, Lease Liabilities and Other Notes Payable

	2019											2018
					Principal, Net
			Finance		of Finance		Interest				Effective
	Principal		Costs		Costs		Payable		Total		Interest Rate	Total
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	Ps.	11,330,280	Ps.	(201,124)	Ps.	11,129,156	Ps.	212,679	Ps.	11,341,835	7.60%	Ps.	11,785,933
4.625% Senior Notes due 2026 (1)		5,665,140		(29,392)		5,635,748		131,006		5,766,754	5.03%		5,867,541
8.50% Senior Notes due 2032 (1)		5,665,140		(21,636)		5,643,504		147,136		5,790,640	9.00%		6,031,784
6.625% Senior Notes due 2040 (1)		11,330,280		(126,853)		11,203,427		408,677		11,612,104	7.05%		11,705,333
5% Senior Notes due 2045 (1)		18,883,800		(429,880)		18,453,920		136,384		18,590,304	5.39%		19,368,289
6.125% Senior Notes due 2046 (1)		16,995,420		(124,072)		16,871,348		520,485		17,391,833	6.47%		17,831,360
5.25% Senior Notes due 2049 (1)		14,162,850		(304,564)		13,858,286		74,355		13,932,641	5.59%		—
Total U.S. dollar debt		84,032,910		(1,237,521)		82,795,389		1,630,722		84,426,111			72,590,240

Mexican peso debt:
7.38% Notes due 2020 (2)		—		—		—		—		—	0.00%		10,105,969
TIIE + 0.35% Notes due 2021(2)		—		—		—		—		—	0.00%		5,995,173
TIIE + 0.35% Notes due 2022 (2)		—		—		—		—		—	0.00%		4,994,111
8.79% Notes due 2027 (2)		4,500,000		(18,481)		4,481,519		93,394		4,574,913	8.84%		4,571,455
8.49% Senior Notes due 2037 (1)		4,500,000		(12,628)		4,487,372		31,837		4,519,209	8.94%		4,518,485
7.25% Senior Notes due 2043 (1)		6,500,000		(55,460)		6,444,540		73,305		6,517,845	7.92%		6,481,443
Bank loans (3)		16,000,000		(116,183)		15,883,817		88,143		15,971,960	9.04%		5,971,497
Bank loans (Sky) (4)		5,500,000		—		5,500,000		25,212		5,525,212	7.11%		5,524,133
Bank loans (TVI) (5)		1,345,382		(1,324)		1,344,058		1,250		1,345,308	8.92%		2,339,480
Total Mexican peso debt		38,345,382		(204,076)		38,141,306		313,141		38,454,447			50,501,746
Total debt (6)		122,378,292		(1,441,597)		120,936,695		1,943,863		122,880,558			123,091,986
Less: Current portion of long-term debt		492,489		(538)		491,951		1,943,863		2,435,814			2,108,371
Long-term debt, net of current portion	Ps.	121,885,803	Ps.	(1,441,059)	Ps.	120,444,744	Ps.	—	Ps.	120,444,744		Ps.	120,983,615

Lease liabilities:
Satellite transponder lease liabilities (7)	Ps.	4,014,567	Ps.	—	Ps.	4,014,567	Ps.	—	Ps.	4,014,567	7.30%	Ps.	4,569,773
Other lease liabilities (8)		707,248		—		707,248		—		707,248	6.79%		748,171
Lease liabilities recognized as of January 1, 2019 (8)		4,641,705		—		4,641,705		—		4,641,705			—
Total lease liabilities		9,363,520		—		9,363,520		—		9,363,520			5,317,944
Less: Current portion		1,257,766		—		1,257,766		—		1,257,766			651,832
Lease liabilities, net of current portion	Ps.	8,105,754	Ps.	—	Ps.	8,105,754	Ps.	—	Ps.	8,105,754		Ps.	4,666,112

Other notes payable:
Total other notes payable (9)	Ps.	1,324,063	Ps.	—	Ps.	1,324,063	Ps.	—	Ps.	1,324,063	3.00%	Ps.	2,576,874
Less: Current portion		1,324,063		—		1,324,063		—		1,324,063			1,288,437
Other notes payable, net of current portion	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—		Ps.	1,288,437
(1)

The Senior Notes due between 2025 and 2049, in the aggregate outstanding principal amount of U.S.$4,450 million and Ps.11,000,000, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest  rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045, 2046 and 2049, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%,  4.86%,  8.94%,  8.93%,  6.97%,  7.62%,  5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%,  99.431%,  98.319%,  99.733%,  96.534%,  99.677% and 98.588%, respectively, for a yield to maturity of 4.70%,  8.553%,  6.755%,  7.27%,  5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The agreement of these Senior Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores” or “CNBV”). In December 2017, the Company prepaid the principal outstanding amount of U.S.$500 million Senior Notes due 2018 at an aggregate redemption price of Ps.9,841,716 (U.S.$511.7 million), which included related fees and accrued and unpaid interest at the redemption date (see Note 23).

(2)

In 2010, 2014, 2015 and October 2017, the Company issued Notes (“Certificados Bursátiles”) due 2020, 2021, 2022 and 2027, respectively, through the BMV in the aggregate principal amount of Ps.10,000,000, Ps.6,000,000, Ps.5,000,000 and Ps.4,500,000, respectively. In July 2019, the Company prepaid all of the outstanding Notes due 2021 and 2022 in the aggregate principal amount of Ps.11,000,000. In October 2019, the Company prepaid all of the outstanding Notes due 2020 in the aggregate principal amount of Ps.10,000,000. Interest rate on the Notes due 2020 was 7.38% per annum and was payable semi-annually. Interest rate on the Notes due 2021 and 2022 was the TIIE plus 35 basis points per annum and was payable every 28 days. Interest rate on the Notes due 2027 is 8.79% per annum and is payable semi-annually. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The agreement of the Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, and engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions.

(3)

In November and December 2017, the Company entered into long-term credit agreements with three Mexican banks, in the aggregate principal amount of  Ps.6,000,000, and an annual interest rate payable on a monthly basis of 28-day TIIE plus a range between 125 and 130 basis points , and principal maturities between 2022 and 2023. The proceeds of these loans were used primarily for the prepayment in full of the Senior Notes due 2018. Under the terms of these loan agreements, the Company is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on spin-offs, mergers and similar transactions. In 2016 includes a long-term credit agreement entered into by the Company with a Mexican bank in the principal amount of Ps.1,250,000 with principal maturities between 2017 and 2018, and an annual interest rate payable on a monthly basis of 28‑day TIIE plus 117.5 basis points. The Company prepaid the remaining principal amount of this credit agreement in fourth quarter of 2017, in the aggregate amount of Ps.629,311, which included accrued and unpaid interest. In July 2019, the Company entered into a credit agreement for a five-year term loan with a syndicate of banks in the aggregate principal amount of Ps.10,000,000. The funds from this loan were used for general corporate purposes, including the refinancing of the Company's indebtedness. This loan bears interest at a floating rate based on a spread of 105 or 130 basis points over the 28-day TIIE rate depending on the Group's net leverage ratio. The credit agreement of this loan requires the maintenance of financial ratios related to indebtedness and interest expense.

(4)

In March 2016, Sky entered into long-term credit agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities between 2021 and 2023, and interest payable on a monthly basis with an annual interest rate in the range of 7.0% and 7.13%. Under the terms of these credit agreements, the Company is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on spin-offs, mergers and similar transactions.

(5)

In 2019 and 2018, included outstanding balances in the aggregate principal amount of Ps.1,345,382 and Ps.2,334,538, respectively, in connection with credit agreements entered into by TVI with Mexican banks, with maturities between 2019 and 2022, bearing interest at an annual rate of TIIE plus a range between 100 and 125 basis points, which is payable on a monthly basis. This TVI long-term indebtedness is guaranteed by the Company. Under the terms of these credit agreements, TVI is required to comply with certain restrictive covenants and financial coverage ratios.

(6)	Total debt as of December 31, 2018, is presented net of unamortized finance costs in the aggregate amount of Ps.1,152,661, interest payable in the aggregate amount of Ps.1,120,009.
(7)

Under a capital lease agreement entered into with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) in March 2010, Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee through 2027 of U.S.$3.0 million for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS‑21, which became operational in October 2012. The service term for IS‑21 will end at the earlier of: (a) the end of 15 years or; (b) the date IS-21 is taken out of service (see Note 12).

(8)

In 2019, includes lease liabilities recognized beginning on January 1, 2019 under IFRS 16 for an aggregate amount of Ps.4,797,312. Also, includes minimum lease payments of property and equipment under leases that qualify as lease liabilities. In 2019 and 2018, includes Ps.699,066 and Ps.691,591, respectively, in connection with a lease agreement entered into by a subsidiary of the Company and GTAC for the right to use certain capacity of a telecommunications network through 2029 (see Note 20). This lease agreement provides for annual payments through 2029. Other lease liabilities have terms which expire at various dates between 2019 and 2020.

(9)

Notes payable issued by the Group in 2016, in connection with the acquisition of a non-controlling interest in TVI. In 2019 and 2018, cash payments to be made between 2018 and 2020 related to these notes payable amounted to an aggregate of Ps.1,330,000 and Ps.2,624,375, respectively, including interest of Ps.142,500 and Ps.249,375, respectively (see Note 3). Accumulated accrued interest for this transaction amounted to Ps.136,563 and Ps.201,874, as of December 31, 2019 and 2018, respectively. This was regarded as a Level 2 debt, which was fair valued using a discounted cash flow approach, which discounts the contractual cash flows using discount rates derived from observable market price of other quoted debt instruments. In March 2017, the Group prepaid a portion of the outstanding other notes payable with original maturities in August 2017 and 2018, for an aggregate amount of Ps.1,292,438, which included accrued interest at the payment date. In February 2020, the Group repaid all of its outstanding other notes payable as of December 31, 2019.

Schedule of outstanding principal amounts of hedged items

	December 31, 2019				December 31, 2018

	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. dollars		Mexican pesos		U.S. dollars		Mexican pesos
Investment in shares of UHI (net investment hedge)	U.S.$	433.7	Ps.	8,189,662	U.S.$	421.2	Ps.	8,285,286
Warrants issued by UHI (foreign currency fair value hedge)		1,788.6		33,775,451		1,775.1		34,921,530
Open Ended Fund (foreign currency fair value hedge)		248.3		4,688,202		389.5		7,662,726
Total	U.S.$	2,470.6	Ps.	46,653,315	U.S.$	2,585.8	Ps.	50,869,542

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from	Year Ended		Year Ended
Senior Notes Designated as Hedging Instruments	December 31, 2019		December 31, 2018
Recognized in:
Comprehensive income	Ps.	2,030,424	Ps.	(189,213)
Total foreign exchange gain (loss) derived from hedging Senior Notes	Ps.	2,030,424	Ps.	(189,213)
Offset against:
Foreign currency translation loss derived from the hedged net investment in shares of UHI	Ps.	(337,742)	Ps.	(1,958)
Foreign exchange loss derived from hedged warrants issued by UHI		(1,403,384)		(125,955)
Foreign exchange (loss) gain derived from the hedged Open Ended Fund		(289,298)		317,126
Total foreign currency translation and foreign exchange (loss) gain derived from hedged assets	Ps.	(2,030,424)	Ps.	189,213

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2019, are as follows:

			Unamortized
	Nominal		Finance Costs
2020	Ps.	492,489	Ps.	(538)
2021		1,992,489		(497)
2022		6,860,404		(12,454)
2023		3,500,000		(9,194)
2024		10,000,000		(94,824)
Thereafter		99,532,910		(1,324,090)
	Ps.	122,378,292	Ps.	(1,441,597)

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2019, are as follows:

2020	Ps.	1,989,358
2021		1,657,949
2022		1,576,272
2023		2,522,860
2024		2,300,744
Thereafter		9,043,322
		19,090,505
Less: Amount representing interest		9,726,985
	Ps.	9,363,520

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow						Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2019		New Debt		Payments		and Leases		Income		Interest		December 31, 2019
Debt	Ps.	123,124,638	Ps.	24,298,075	Ps.	(21,989,156)	Ps.	—	Ps.	(3,055,265)	Ps.	—	Ps.	122,378,292
Finance Costs		—		—		(50,531)		—		—		—		(50,531)
Satellite transponder lease liabilities		4,569,773		—		(387,428)		—		(167,778)		—		4,014,567
Other lease liabilities		748,171		—		(172,195)		82,597		—		48,675		707,248
Lease liabilities recognized as of January 1,2019		4,797,312		—		(883,533)		762,910		(34,984)		—		4,641,705
Total debt and lease liabilities	Ps.	133,239,894	Ps.	24,298,075	Ps.	(23,482,843)	Ps.	845,507	Ps.	(3,258,027)	Ps.	48,675	Ps.	131,691,281

			Cash Flow						Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2018		New Debt		Payments		and Leases		Income		Interest		December 31, 2018
Debt	Ps.	123,550,897	Ps.	—	Ps.	(307,489)	Ps.	—	Ps.	(118,770)	Ps.	—	Ps.	123,124,638
Satellite transponder lease liabilities		4,938,049		—		(360,820)		—		(7,456)		—		4,569,773
Other lease liabilities		684,725		—		(179,628)		208,828		—		34,246		748,171
Total debt and lease liabilities	Ps.	129,173,671	Ps.	—	Ps.	(847,937)	Ps.	208,828	Ps.	(126,226)	Ps.	34,246	Ps.	128,442,582